Other non-current assets - Reversal of provision for non-current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Other non-current assets
Balance at the beginning of year	¥ 7,682	$ 1,082	¥ 7,965	¥ 10,944
Addition	820		682	1,894	$ 112
Write-offs	(4,574)				(627)
Reversal	(1,475)		(965)	(4,873)	$ (202)
Balance at the end of year	2,453	$ 336	7,682	7,965
Net reversal of provision for non-current assets	¥ 655		¥ 283	¥ 2,979